Earnings (Losses) Per Share (Details) - Schedule of computation of basic and diluted net earnings (losses) per share - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Numerator for basic and diluted net earnings (losses) per share:
Net income (loss) (in Dollars)	$ (24,673)	$ 10,701
Weighted average shares outstanding:
Denominator for basic earnings (losses) per share	49,707,782	46,119,416
Effect of dilutive securities:
Share options, warrants and restricted share units		1,590,013
Denominator for diluted earnings (losses) per share	49,707,782	47,709,429
Basic earnings (losses) per share (in Dollars per share)	$ (0.5)	$ 0.23
Diluted earnings (losses) per share (in Dollars per share)	$ (0.5)	$ 0.22